Restatement of Previously Issued Financial Statements (Details) - Schedule of balance sheets - USD ($)	Dec. 31, 2020	Oct. 09, 2020
As Previously Reported [Member]
Balance Sheet
Total assets	$ 376,272,470	$ 351,797,538
Liabilities and Shareholders’ Equity
Total current liabilities	122,735	327,799
Deferred underwriting commissions	13,125,000	12,250,000
Derivative warrant liabilities
Total liabilities	13,247,735	12,577,799
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	358,024,730	334,219,730
Shareholders’ equity
Preference shares – $0.0001 par value
Additional paid-in-capital	5,351,344	5,038,954
Accumulated deficit	(352,446)	(40,109)
Total shareholders’ equity	5,000,005	5,000,009
Total liabilities and shareholders’ equity	376,272,470	351,797,538
As Previously Reported [Member] | Class A Ordinary Shares
Shareholders’ equity
Class A ordinary shares – $0.0001 par value	170	158
As Previously Reported [Member] | Class B Ordinary Shares
Shareholders’ equity
Class B ordinary shares – $0.0001 par value	937	1,006
Restatement Adjustment [Member]
Balance Sheet
Total assets
Liabilities and Shareholders’ Equity
Total current liabilities
Deferred underwriting commissions
Derivative warrant liabilities	28,500,590	21,616,670
Total liabilities	28,500,590	21,616,670
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	(28,500,590)	(21,616,670)
Shareholders’ equity
Preference shares – $0.0001 par value
Additional paid-in-capital	6,321,420	806,726
Accumulated deficit	(6,321,705)	(806,942)
Total shareholders’ equity
Total liabilities and shareholders’ equity
Restatement Adjustment [Member] | Class A Ordinary Shares
Shareholders’ equity
Class A ordinary shares – $0.0001 par value	285	216
Restatement Adjustment [Member] | Class B Ordinary Shares
Shareholders’ equity
Class B ordinary shares – $0.0001 par value
As Restated [Member]
Balance Sheet
Total assets	376,272,470	351,797,538
Liabilities and Shareholders’ Equity
Total current liabilities	122,735	327,799
Deferred underwriting commissions	13,125,000	12,250,000
Derivative warrant liabilities	28,500,590	21,616,670
Total liabilities	41,748,325	34,194,469
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	329,524,140	312,603,060
Shareholders’ equity
Preference shares – $0.0001 par value
Additional paid-in-capital	11,672,764	5,845,680
Accumulated deficit	(6,674,151)	(847,051)
Total shareholders’ equity	5,000,005	5,000,009
Total liabilities and shareholders’ equity	376,272,470	351,797,538
As Restated [Member] | Class A Ordinary Shares
Shareholders’ equity
Class A ordinary shares – $0.0001 par value	455	374
As Restated [Member] | Class B Ordinary Shares
Shareholders’ equity
Class B ordinary shares – $0.0001 par value	$ 937	$ 1,006